Business Combinations - Agreement to Acquire Community Southern Holdings, Inc - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Business acquisition, assets			$ 300,045
Merger and acquisition related expenses		$ 2,955	$ 1,501
Community Southern Holdings Inc [Member]
Business Acquisition [Line Items]
Business acquisition ownership percentage	100.00%
Payment to acquire business	$ 30,300
Business acquisition, assets	250,397
Business acquisition, liabilities and equity assumed	214,400
Exchange in preferred stock to US Treasury	5,700
Merger and acquisition related expenses	$ 1,300